Revenue information (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue
Revenues are disaggregated as follow:
Major products/services lines:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Sales of goods revenues	467,403	611,245	703,093
Automotive computing platform	385,886	536,582	627,067
SoC Core Modules	70,140	73,944	74,910
Automotive merchandise and other products	11,377	719	1,116
Software license revenues	62,796	42,455	29,698
Service revenues	132,027	117,830	115,067
Automotive computing Platform – Design and development service	94,641	78,470	69,827
Connectivity service	31,142	34,112	36,834
Other services	6,244	5,248	8,406
Total revenues	662,226	771,530	847,858
Timing of revenue recognition:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Point in time	631,084	737,418	811,024
Over time	31,142	34,112	36,834
Total revenues	662,226	771,530	847,858